Disclosure of detailed information about deferred tax assets expiration (Details) - Unused non-capital losses [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Canada [Member]
Statement [Line Items]
Carryforward of unused tax losses	$ 18,356
Canada [Member] | Expire 2020 - 2026 [Member]
Statement [Line Items]
Carryforward of unused tax losses	542
Canada [Member] | Expire 2027 - 2037 [Member]
Statement [Line Items]
Carryforward of unused tax losses	17,814
United States [Member]
Statement [Line Items]
Carryforward of unused tax losses	19,811
United States [Member] | Expire 2020 - 2026 [Member]
Statement [Line Items]
Carryforward of unused tax losses	713
United States [Member] | Expire 2027 - 2037 [Member]
Statement [Line Items]
Carryforward of unused tax losses	$ 19,098